Land Use Rights (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule of intangible assets
Land use rights	$ 1,028,041	$ 1,041,736
Accumulated amortization	(54,817)	(27,198)
Land use rights, net	$ 973,224	$ 1,014,538